INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 — INCOME TAXES

The components of loss before income taxes attributable to the Group’s operations by tax jurisdiction were as follows:

	For the Years Ended
	December 31,
	2025	2024
Australia	$(4,548,044)	$(4,158,066)
United States	(720,714)	(1,027,033)
Loss before income taxes	$(5,268,758)	$(5,185,099)

The components of the income tax provision (benefit) were as follows:

	For the Years Ended
	December 31,
	2025	2024
Current:
Australia	$—	$—
United States	—	—

Deferred:
Australia	925,459	(484,784)
United States	—	—
Total deferred	$925,459	$(484,784)
Income tax provision (benefit)	$925,459	$(484,784)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as the tax effects of net operating loss carryforwards. The significant components of the Group’s deferred tax assets and liabilities were as follows:

	December 31,
	2025	2024
Deferred tax assets:
Employee leave provisions	$25,733	$15,772
Accrued expenses	42,713	78,077
Inventory obsolescence	82,563	12,498
Superannuation	4,603	4,222
Depreciation	13,844	10,820
Contract-related temporary differences	21,904	13,564
Amortization-related temporary differences	102,417	65,543
Share-based compensation	211,999	18,416
Capitalized offering costs	21,185	13,721
Intangible assets	125,884	116,931
Tax loss carryforwards	1,639,837	694,420
Other	—	—
Gross deferred tax assets	2,292,682	1,043,984

Deferred tax liabilities:
Foreign exchange	(42,065)	(36,804)
Prepayments	(8,902)	(49,604)
Leases	(4,199)	(9,168)
Software	(2,862)	(2,684)
Other	—	(54,867)
Gross deferred tax liabilities	(58,028)	(153,127)

Net deferred tax asset before valuation allowance	2,234,654	890,857

Valuation allowance	(2,234,654)	—

Net deferred tax asset	$—	$890,857

The Group evaluates the realizability of its deferred tax assets in accordance with ASC 740, Income Taxes. In assessing whether deferred tax assets are more likely than not to be realized, management considers all available positive and negative evidence, including historical operating results, cumulative losses, expectations of future taxable income and available tax-planning strategies. As of December 31, 2025, based primarily on the Group’s history of cumulative losses and uncertainty regarding the generation of sufficient future taxable income, management concluded that it was more likely than not that its net deferred tax assets would not be realized. Accordingly, the Group recorded a full valuation allowance against its net deferred tax assets as of December 31, 2025.

A reconciliation of the income tax expense (benefit) computed at the Australian statutory income tax rate to the Group’s reported income tax expense (benefit) is as follows:

	For the Year Ended		For the Year Ended
	December 31, 2025		December 31, 2024
Tax benefit at Australian statutory rate	$(1,490,370)	25.00%	$(1,101,288)	25.00%
Foreign tax rate differential	21,103	-0.35%	38,950	-0.88%
Share-based compensation	361,937	-6.07%	439,304	-9.97%
Valuation allowance and other changes in deferred tax assets	2,032,789	-34.10%	138,250	-3.14%
Income tax provision (benefit)	$925,459	-15.52%	$(484,784)	11.01%

As of December 31, 2025, the Group had Australian tax loss carryforwards that resulted in a deferred tax asset of approximately $1.6 million. Australian tax losses may generally be carried forward indefinitely, subject to applicable requirements governing their future utilization.

As of December 31, 2025 and 2024, the Group had net operating loss carryforwards for state and local income tax purposes of approximately $2.2 million and $1.5 million, respectively, of which $2.2 million do not expire.

The Company has provided a full valuation allowance against its net deferred tax assets as of December 31, 2025, since, in the opinion of management, based upon the earnings history of the Company, it is more likely than not that the benefits of these assets will not be realized.

The Group accounts for uncertain tax positions in accordance with ASC 740, Income Taxes. A tax benefit from an uncertain tax position is recognized only when it is more likely than not that the position will be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. The amount recognized is measured as the largest amount of tax benefit that is greater than 50% likely to be realized upon ultimate settlement with the taxing authority.

The Group is subject to income taxation in Australia, the United States and various state and local jurisdictions. The Group’s tax returns are subject to examination by the applicable taxing authorities in the jurisdictions in which it operates. Tax years generally remain subject to examination for the periods prescribed under applicable statutes of limitation. In addition, to the extent the Group has tax loss carryforwards, taxing authorities may examine the years in which such losses arose when the losses are utilized in a subsequent period, subject to applicable tax laws.

The Group recognizes interest and penalties related to uncertain tax positions, if any, as a component of income tax expense.